Discontinued Operations	6 Months Ended
Jun. 30, 2011
Discontinued Operations
Discontinued Operations

NOTE 4—DISCONTINUED OPERATIONS

In accordance with the authoritative guidance for the impairment or disposal of long-lived assets, the divestitures of unprofitable businesses discussed in Note 1 have been accounted for as discontinued operations. Accordingly, the results of operations of these businesses for all periods presented and the gains or losses related to these divestitures have been classified as discontinued operations, net of income taxes, in the accompanying unaudited condensed consolidated statement of operations. At June 30, 2011, the Company held for sale two hospitals reported as discontinued operations.

A summary of discontinued operations follows (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2011	2010	2011	2010
Revenues	$208	$3,646	$177	$7,448

Salaries, wages and benefits	(160)	2,506	(316)	5,011
Supplies	(1)	185	(3)	395
Rent	29	36	58	72
Other operating expenses (income)	(615)	778	(225)	2,105
Depreciation	—	—	—	—
Interest expense	—	—	—	—
Investment income	—	—	—	(26)

	(747)	3,505	(486)	7,557

Income (loss) from operations before income taxes	955	141	663	(109)
Provision (benefit) for income taxes	368	54	255	(42)

Income (loss) from operations	587	87	408	(67)
Gain (loss) on divestiture of operations, net of income taxes	—	54	—	(83)

	$587	$141	$408	$(150)

The following table sets forth certain discontinued operating data by business segment (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2011	2010	2011	2010
Revenues:
Hospital division	$11	$99	$(24)	$107
Nursing center division	197	3,547	201	7,341

	$208	$3,646	$177	$7,448

Operating income (loss):
Hospital division	$(282)	$(20)	$(698)	$(837)
Nursing center division	1,266	197	1,419	774

	$984	$177	$721	$(63)

Rent:
Hospital division	$29	$33	$58	$64
Nursing center division	—	3	—	8

	$29	$36	$58	$72

A summary of the net assets held for sale, including certain assets included in continuing operations, follows (in thousands):

	June 30, 2011	December 31, 2010
Long-term assets:
Property and equipment, net	$7,073	$7,062
Other	—	105

	7,073	7,167
Current liabilities (included in other accrued liabilities)	(113)	(72)

	$6,960	$7,095